Net interest income and other income from fair value changes on financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Tables [Line Items]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Tables Explanatory
Net interest income and Other net income from financial instruments measured at fair value through profit or loss
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Net interest income from financial instruments measured at fair value through profit or loss and other 6,343 7,061 3,770
Other net income from financial instruments measured at fair value through profit or loss
1
14,011 14,690 11,583
Total net income from financial instruments measured at fair value through profit or loss and other 20,353 21,752 15,353
Net interest income
Interest income from loans and deposits
2
23,865 32,494 28,569
Interest income from securities financing transactions measured at amortized cost
3
3,399 4,074 3,948
Interest income from other financial instruments measured at amortized cost 1,622 1,371 1,187
Interest income from debt instruments measured at fair value through other comprehensive income 291 104 103
Interest resulting from derivative instruments designated as cash flow hedges
(1,229) (2,049) (2,064)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income 27,948 35,994 31,743
Interest expense on loans and deposits
4
13,854 19,653 15,011
Interest expense on securities financing transactions measured at amortized cost
5
2,074 2,051 1,968
Interest expense on debt issued 10,456 14,053 11,072
Interest expense on lease liabilities 161 191 166
Total interest expense from financial instruments measured at amortized cost 26,544 35,947 28,216
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income 1,404 47 3,527
Total net interest income from financial instruments measured at fair value through profit or loss and other 6,343 7,061 3,770
Total net interest income 7,747 7,108 7,297
1 Includes net losses from financial liabilities designated at fair value of USD 7,546 m (net losses of USD 1,836 m in 2024 and net losses of USD 4,843 m in 2023). These amounts exclude fair value changes on hedges related to financial liabilities designated at fair
value, and foreign currency
translation effects arising from translating
foreign currency transactions into the
respective functional currency, both
of which are reported
within Other net income
from financial instruments measured at
fair value through profit or
loss. Net losses from financial liabilities
designated at fair value included
net losses of USD
2,827
m (net losses of
USD
1,844 m
and net losses of
USD
2,045
m in 2024 and
2023, respectively) from financial
liabilities related to unit-linked
investment notes issued
by UBS’s Asset
Management business division.
These gains /
(losses) are fully
offset within Other
net income from
financial instruments measured
at fair value
through profit or
loss by the
fair value change
on the financial
assets hedging the
unit-linked investment
contracts, which
are not
disclosed as part of net losses from
financial liabilities designated at fair value.
2 Consists of interest income from cash and
balances at central banks,
amounts due from banks and customers,
and cash collateral
receivables on derivative instruments,
as well as negative interest on amounts
due to banks, customer deposits,
and cash collateral payables on
derivative instruments.
3 Includes negative interest, including fees,
on payables from securities financing transactions
measured at amortized cost.
4 Consists of interest expense on amounts due
to banks, cash collateral payables
on derivative instruments, and
customer deposits,
as well as
negative interest
on cash and
balances at
central banks,
amounts due
from banks,
and cash
collateral receivables
on derivative
instruments.
5 Includes interest
expense on payables
from securities
financing transactions and negative interest, including fees, on receivables from securities financing transactions measured at amortized cost.